Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table displays the weighted average assumptions that have been applied to estimate the fair value of stock option awards on the date of grant:

	Year Ended December 31,
	2012	2011	2010
Dividend yield	—	—	—
Risk-free interest rate	1.19%	0.92%	1.47%
Expected volatility	64.15%	75.67%	73.26%
Expected lives	7.3 years	3.6 years	3.6 years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following summarizes pricing and term information for options outstanding as of December 31, 2012:

			Options Outstanding			Options Exercisable
			Number Outstanding at	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable at	Weighted Average Exercise Price
Range of Exercise Prices			December 31, 2012			December 31, 2012
$2.82	─	$6.68	275,164	3.4	$5.33	270,436	$5.33
6.86	─	10.20	280,731	7.5	8.03	130,360	7.86
10.46	─	11.39	308,390	6.5	10.88	182,132	11.18
11.56	─	12.90	275,950	4.1	12.25	275,950	12.25
12.91	─	16.51	146,125	7.0	14.98	67,625	13.30
$2.82	─	$16.51	1,286,360	5.6	$9.83	926,503	$9.48

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of stock option activity under the Plan as of December 31, 2012 and changes for the year then ended:

	Incentive Stock Options	Non- Qualified Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	221,466	2,041,738	$8.62	5.3	$6,928,000
Granted	—	78,500	$16.43
Exercised	(87,973)	(880,233)	$7.27
Canceled	(4,070)	(83,068)	$12.78
Outstanding at December 31, 2012	129,423	1,156,937	$9.83	5.6	$13,442,000
Vested and Expected to Vest at December 31, 2012	129,324	1,091,043	$9.70	5.4	$12,910,000
Exercisable at December 31, 2012	129,192	797,311	$9.48	4.5	$10,007,000

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
Restricted Stock Units and Restricted Stock Awards

A summary of the status of the Company’s unvested RSUs and RSAs as of December 31, 2012 and changes during the year then ended are presented below:

	Restricted Stock Units / Awards	Weighted Average Grant-Date Fair Value Per Unit / Award
Unvested RSUs and RSAs outstanding at January 1, 2012	1,208,166	$8.99
Granted	1,168,172	16.94
Market value share count adjustment for liability awards	(84,858)	20.28
Vested	(865,833)	10.04
Forfeited	(34,813)	9.67
Unvested RSUs and RSAs outstanding at December 31, 2012	1,390,834	$14.31
Unvested and expected to vest RSUs and RSAs outstanding at December 31, 2012	1,149,735	$14.50